Related Party Transactions and Arrangements (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					9 Months Ended												9 Months Ended	12 Months Ended														9 Months Ended						9 Months Ended								9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 American Realty Capital Global Special Limited Partner, LLC [Member]	Sep. 30, 2012 Special Limited Partner [Member]	Sep. 30, 2012 Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Net Asset Value of Institutional Shares [Member] Dealer Manager [Member] Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Gross Proceeds, Retail Shares [Member] Maximum [Member] Dealer Manager [Member] Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Contract Purchase Price [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Contract Purchase Price [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Advance on Loan or Other Investment [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Contract Purchase Price, All Assets Acquired [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Amount Available or Outstanding Under Financing Arrangement [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Gross Revenue, Managed Properties [Member] Maximum [Member] Property Manager [Member] American Realty Capital Global Properties, LLC [Member]	Sep. 30, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
																	Sep. 30, 2012 Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Monthly Average Daily Net Asset Value [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Jun. 30, 2012 Fees and Expense Reimbursement,Stock Offering [Member] Advisor and Dealer Manager [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Fees and Expense Reimbursement,Stock Offering [Member] Advisor and Dealer Manager [Member] American Realty Capital Global Advisors, LLC and Realty Capital Securities, LLC [Member]	Dec. 31, 2011 Fees and Expense Reimbursement,Stock Offering [Member] Advisor and Dealer Manager [Member] American Realty Capital Global Advisors, LLC and Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Annual Targeted Investor Return [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Brokerage Commission Fees [Member] Contract Sales Price [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Real Estate Commissions [Member] Contract Sales Price [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Third party professional fees and offering costs [Member]	Dec. 31, 2011 Third party professional fees and offering costs [Member]
Sep. 30, 2012
Portion recoverable by thrid party service provider [Member]
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]

Sep. 30, 2012
Portion recoverable by thrid party service provider [Member]
Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
																													Sep. 30, 2012 Average Invested Assets [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Option One [Member] Gross Proceeds, Retail Shares [Member] Maximum [Member] Participating Broker-Dealer [Member]	Sep. 30, 2012 Option One [Member] Gross Proceeds, Retail Shares [Member] Maximum [Member] Dealer Manager [Member] Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Option Two [Member] Gross Proceeds, Retail Shares [Member] Dealer Manager [Member] Realty Capital Securities, LLC [Member]	Sep. 30, 2012 Lower of [Member] Contract Purchase Price, All Assets Acquired [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Lower of [Member] Monthly Average Daily Net Asset Value [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]	Sep. 30, 2012 Greater Of [Member] Average Invested Assets [Member] Maximum [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012
Greater Of [Member]
Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member]
Maximum [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]

Sep. 30, 2012
Stand Alone, Single Tenant, Net Leased [Member]
Gross Revenue, Managed Properties [Member]
Maximum [Member]
Property Manager [Member]
American Realty Capital Global Properties, LLC [Member]

Sep. 30, 2012
All other properties, other than stand alone, single tenant, net leased [Member]
Gross Revenue, Managed Properties [Member]
Maximum [Member]
Property Manager [Member]
American Realty Capital Global Properties, LLC [Member]
																																							Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Maximum [Member]	Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Contract Purchase Price [Member]	Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Amount Available or Outstanding Under Financing Arrangement [Member]	Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Gross Revenue, Managed Properties [Member] Maximum [Member]	Sep. 30, 2012 Europe [Member] Unaffiliated Third Party Property Management Services [Member] Pre-tax Non-compounded Return on Capital Contribution [Member]	Sep. 30, 2012 Europe [Member] Portion of Fees Attributable to Related Party [Member] Contract Purchase Price [Member] Advisor [Member] American Realty Capital Global Advisors, LLC [Member]
Sep. 30, 2012
Europe [Member]
Portion of Fees Attributable to Related Party [Member]
Amount Available or Outstanding Under Financing Arrangement [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]

Sep. 30, 2012
Europe [Member]
Portion of Fees Attributable to Related Party [Member]
Pre-tax Non-compounded Return on Capital Contribution [Member]
Advisor [Member]
American Realty Capital Global Advisors, LLC [Member]
																																															Sep. 30, 2012 Gross Revenue, Managed Properties [Member] Europe [Member] Unaffiliated Third Party Property Management Services [Member] Stand Alone, Single Tenant, Net Leased [Member]
Sep. 30, 2012
Gross Revenue, Managed Properties [Member]
Europe [Member]
Unaffiliated Third Party Property Management Services [Member]
All other properties, other than stand alone, single tenant, net leased [Member]
																																																	Sep. 30, 2012 Gross Revenue, Managed Properties [Member] Europe [Member] Unaffiliated Third Party Property Management Services [Member] Singe Tenant Net Lease, Not Part of Shopping Center [Member]
Sep. 30, 2012
Gross Revenue, Managed Properties [Member]
Europe [Member]
Unaffiliated Third Party Property Management Services [Member]
All Other Property Types, Other Than Stand Alone, Single Tenant, Net Leased and Not Part of Shopping Center [Member]

Related Party Transaction [Line Items]
Common stock held by related party, in shares		22,222	22,222
Due to Affiliate																									$ 0.8	$ 0.2
Sales commissions as a percentage of benchmark							7.00%																								3.00%	2.50%
Expense with related party																			0.7
Brokerage fee as a percentage of benchmark																														7.50%
Brokerage fees as a percentage of benchmark, initial grant																														2.50%
Brokerage fees as a percentage of benchmark, periodic payment																														1.00%
Liability for offering and related costs from IPO					1.50%
Aggregate costs borne by related party				(2.0)
Cumulative offering cost cap					15.00%
Cumulative offering costs, net of unpaid amounts	(2.1)
Accounts Payable, Related Parties																				$ 0.7	$ 0
Acquisition fees as a percentage of benchmark								1.00%																																50.00%				50.00%
Financing advance fees as a percentage of benchmark										1.00%
Financing advance fees as a percentage of benchmark, expected third party costs								0.60%
Aggregate acquisition fees and acquisition related expenses as a percentage of benchmark								4.50%
Acquisition and financing coordination fees as a percentage of benchmark									4.50%		1.50%	0.75%																													50.00%				50.00%
Oversight fees as a percentage of benchmark													1.00%																								2.00%	4.00%				50.00%
Property Management Fee, Percent Fee																																							50.00%								0.25%	0.50%	1.75%	3.50%
Operating expenses as a percentage of benchmark																																			2.00%	25.00%
Cumulative capital investment return to investors as a percentage of benchmark																						6.00%							6.00%
Subordinated performance fee as a percentage of benchmark														15.00%	10.00%		15.00%											50.00%															50.00%			50.00%
Real estate commissions as a percentage of benchmark																							2.00%	6.00%
Subordinated participation fees as a percentage of benchmark																15.00%											50.00%
Asset-based platform fees as a percentage of benchmark						0.00192%
Related Party Transaction, Monthly Advisory Fees Earned by Related Party, Percentage of Benchmark																		0.0625%															0.75%	0.75%